                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09721

                               Fixed Income SHares
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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Fixed Income SHares
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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                                                                                   SECURITY
                                     EXCHANGE                                       HOLDER
                                      TICKER                                       MEETING
SECURITY ISSUER NAME                  SYMBOL            CUSIP OR ISIN                DATE
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Fixed Income Shares: Series C
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REYNOLDS AMERICAN INC HOLDCO            N/A                76182KAN5                   N/A
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EVERGREEN RESOURCES SR *TENDER*         N/A                299900AD2                   N/A
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CAESARS ENTERTAINMENT SUB               N/A                700690AB6                   NA
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Fixed Income Shares: Series R
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CAESARS ENTERTAINMENT SUB               N/A                700690AH3                   NA
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                                                                                               PROPOSAL BY
                                                                                                ISSUER OR
                                                                                               SECURITY         VOTE
SECURITY ISSUER NAME                                MATTER VOTED ON                              HOLDER       CAST(Y/N?)
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Fixed Income Shares: Series C
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REYNOLDS AMERICAN INC HOLDCO          Consent to the proposed amendments in the Indenture        Issuer             Y
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EVERGREEN RESOURCES SR *TENDER*       Consent to the proposed amendments to the Indenture        Issuer             Y
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CAESARS ENTERTAINMENT SUB             Consent to the proposed amendments                         Issuer             Y
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Fixed Income Shares: Series R
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CAESARS ENTERTAINMENT SUB             Consent to the proposed amendments                         Issuer              Y
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                                                          VOTE CAST
                                             VOTING       "FOR",OR
                                          RESULT: FOR,    "AGAINST"
                                            AGAINST,      MANAGEMENT
SECURITY ISSUER NAME                        ABSTAIN      OR "ABSTAIN"
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Fixed Income Shares: Series C
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REYNOLDS AMERICAN INC HOLDCO          C       For            For
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EVERGREEN RESOURCES SR *TENDER*       C       For            For
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CAESARS ENTERTAINMENT SUB             C       For            For
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Fixed Income Shares: Series R
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CAESARS ENTERTAINMENT SUB             C        For            For
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Fixed Income Shares: Series M
No Records to Report

Allianz Dresdner Daily Asset Fund
No Records to Report

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fixed Income SHares

By (Signature and Title)* /s/ Thomas J. Fuccillo
                         ---------------------------
                         Thomas J. Fuccillo, Secretary

Date   August 28, 2006